SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18: SUBSEQUENT EVENTS

A.	On April 7, 2022, Cortex and Leumi entered into an addendum to an existing loan agreement between the parties, dated August 15, 2021. As part of the addendum to the loan agreement, Leumi provided Cortex with a monthly renewable credit line (the “Additional Credit Line”) in the amount of up to $1,000, which is an addition to the existing credit line of $1,500. The aggregate amount of the credit lines is $2,500 (the “Total Credit Line”). The Total Credit Line was available for utilization by Cortex until September 24, 2022. The Total Credit Line was determined every month at the level of 70% of Cortex’s customers’ balance. The amounts that were drawn from the Additional Credit Line bear an annual interest of SOFR + 3.52% (Overnight Financing Rate Secured, guaranteed daily interest as determined in accordance with the Federal Bank in New York). The Additional Credit Line was required for the purpose of increasing the traffic-acquisition and related costs and as part of the continuation growth trend in Cortex’s business activity. As of September 30, 2022, the Additional Credit Line was not renewed.

B.	On July 25, 2022, Gix Media and Leumi entered into an addendum to the Financing Agreement, according to which, Leumi will provide Gix Media with a loan of $1,500, to be withdrawn at the discretion of Gix Media no later than January 31, 2023 (the “Additional Loan”). The Additional Loan will bear an annual interest of SOFR + 5.25% to be repaid in 42 equal monthly payments starting from the date of the Additional Loan’s receipt. The Additional Loan will be used to purchase an additional 10% of Cortex’s shares in accordance with Cortex Transaction. As of the date of issuance of these financial statements, no amounts under the Additional Loan were withdrawn.

C.	On September 19, 2022, (the “Closing Date”) the Reorganization Transaction was consummated (see note 1.C).

D.	On August 31, 2022, the Company filed the Amended COI with the Secretary of State of Delaware to Affect a 28 to 1 reverse stock split of the Company’s outstanding shares of Common Stock. (see note 1.E).

E.	On September 14, 2022, Gix Media declared a dividend in the total amount of $1,000. As of the date of issuance of these financial statements, the dividend was not distributed.

F.	On September 19, 2022, as part of the Reorganization Transaction terms, the Company has provided several liens under Gix Media’s Financing Agreement with Leumi in connection with the Cortex Transaction, as follows: (1) a guarantee to Bank Leumi of all of Gix Media’s obligations and undertakings to Bank Leumi unlimited in amount; (2) a subordination letter signed by the company to Leumi Bank; (3) A first ranking all asset charge over all of the assets of the Company; and (4) a Deposit Account Control Agreement over the Company’s bank accounts.

G.	On November 20, 2022, in connection with the loan agreements with the Parent Company; the Company’s Board approved the restructure of the loan agreements such that the Company will repay the full loan amount from the Parent Company, by offsetting the loan owed by the Parent Company to Gix Media.

H.	During 2022, the Israeli tax authority commenced a tax assessment of Gix Media for the tax years 2017 to 2020. As of the date of issuance of these financial statements, the tax assessment has not been completed.

I.	During 2022, Cortex distributed a dividend in the amount of $1,322 to the non-controlling interests.